Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

21. Subsequent events

On February 19, 2019, the remaining balance of US$21.09 million of the Convertible Notes as of December 31, 2018 has been converted to 915,762 ADS (represents 457,881 ordinary shares) at the contractual conversion price of US$ 23.03 per ADS.